                               JOHN HANCOCK FUNDS

-------------------------------------------------------------------------------

                                  INDEPENDENCE
                                DIVERSIFIED CORE
                                 EQUITY FUND II

                               SEMI-ANNUAL REPORT

                                 August 31, 1995

                                    TRUSTEES
                             Edward J. Boudreau, Jr.
                               Thomas W.L. Cameron
                                James F. Carlin*
                                Charles F. Fretz*
                              Harold R. Hiser, Jr.*
                               Charles L. Ladner*
                              Patricia P. McCarter*
                              Steven R. Pruchansky*
                               Richard S. Scipione
                         Lt. Gen. Norman H. Smith, USMC*
                                 John P. Toolan*
                           *Members of Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.,
                      Chairman and Chief Executive Officer
                               Robert G. Freedman,
                                Vice Chairman and
                            Chief Investment Officer
                                Anne C. Hodsdon,
                                    President
                                James B. Little,
                            Senior Vice President and
                             Chief Financial Officer
                                Thomas H. Drohan,
                            Senior Vice President and
                                    Secretary
                               Michael P. DiCarlo,
                              Senior Vice President
                                  James K. Ho,
                              Senior Vice President
                              Andrew F. St. Pierre,
                              Senior Vice President
                               James J. Stokowski,
                          Vice President and Treasurer
                                Susan S. Newton,
           Vice President, Assistant Secretary and Compliance Officer
                                 John A. Morin,
                                 Vice President

                                    CUSTODIAN
                         Investors Bank & Trust Company
                                8s9 South Street
                                Boston, MA 02111

                                 TRANSFER AGENT
                   John Hancock Investor Services Corporation
                                  P.O. Box 9277
                              Boston, MA 02205-9277

                               INVESTMENT ADVISER
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                             INVESTMENT SUB-ADVISER
                    Independence Investment Associates, Inc.
                                 53 State Street
                                Boston, MA 02109

                              PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                                  LEGAL COUNSEL
                                  Hale and Dorr
                                 60 State Street
                                Boston, MA 02109


                               CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

[A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]

Investors around the world have been watching Wall Street in awe for the better part of 1995. Through August, the Dow Jones Industrial Average has reached record highs and has grown, along with the Standard & Poor's 500-Stock Index, by more than 20%. Investors who stayed in the market after a disappointing 1994 have been rewarded.

        On another street, Pennsylvania Avenue, one of the hot topics many people are watching is Medicare reform. While the Congressional rhetoric is just beginning to heat up, today's Medicare debate should serve as another wake-up call to all Americans about the need to have a financial plan and to save for retirement. Whether or not the government changes the way health-care benefits are allotted to senior citizens, the message is clear: your future security and well-being lies in your own hands -- not Uncle Sam's.

        We know you've heard it a hundred times. Pick up almost any financial periodical today, and you'll see cover stories on retirement.

        Many of them will perhaps scare you or make you think that the task of saving for retirement is just too daunting. But take heart. We don't believe that and neither do many financial experts.

        Yet retirement planning is not to be taken lightly. To live the way you want to -- the way you deserve to after all those years of hard work -- you need to plan and save now, on a regular basis, no matter what your other costs, no matter how small the amount, no matter what your current age. It may be easier if you start earlier, but it's never too late.

        Building a secure nest egg is indeed doable. Talk to your financial adviser about establishing your retirement planning roadmap, if you haven't already. And educate yourself by reading some of the many articles about how to save for retirement. Take control of your future by saving today. That way, when it comes time for retirement, you shouldn't have to think about any street but Easy Street.

Sincerely,

/s/ Edward J. Boudreau, Jr.
---------------------------

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

                BY PAUL MCMANUS FOR THE PORTFOLIO MANAGEMENT TEAM

                                  JOHN HANCOCK
                            INDEPENDENCE DIVERSIFIED
                               CORE EQUITY FUND II

                       NEAR-IDEAL STOCK MARKET CONDITIONS
                         PREVAIL IN FUND'S FIRST MONTHS


John Hancock Independence Diversified Core Equity Fund II was launched on March 10, 1995. To date, the Fund's assets and holdings consist of those transferred, along with the majority of investors such as you, from John Hancock Independence Diversified Core Equity Fund.

[A 2 1/2" x 3 3/4" photo of Paul McManus at bottom right. Caption reads: "Paul McManus"]

        The Fund began amid near-ideal conditions for the stock market -- declining interest rates, slow economic growth, low inflation and strong corporate earnings. And while certain sectors of the economy are showing signs of slowing down, such as autos and housing, people seem to believe we don't need to fear a recession any time soon. Against that backdrop, the Fund's total return was 14.69% at net asset value from its March 10, 1995 inception through August 31, 1995. We have provided this performance information in compliance with Securities and


                                   [CAPTION]
  "...PEOPLE SEEM TO BELIEVE WE DON'T NEED TO FEAR A RECESSION ANY TIME SOON."

       John Hancock Funds - Independence Diversified Core Equity Fund II


                                   [CAPTION]
         "...BANK AND TECHNOLOGY STOCKS WERE AMONG THE TOP PERFORMERS."


[Chart with heading "Top Five Common Stock Holdings" at top of left hand column. The chart lists five holdings: 1) General Electric 3.6% 2) AT&T 2.8% 3) IBM 2.7%
4) DuPont 2.5% 5) American Express 2.2%. A footnote below reads "As a percentage of net assets on August 31, 1995."]


Exchange Commission regulations. The result isn't particularly meaningful, however, because it is based on such a short time early in the life of the fund. Performance information is historical and assumes reinvestment of all distributions. The Fund's investment return and share value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Since this Fund has, and will continue to have, nearly identical holdings as John Hancock Independence Diversified Core Equity Fund, we expect the Fund's performance to almost mirror that of John Hancock Independence Diversified Core Equity Fund going forward.

        We'll continue to apply the same disciplined investment style to this Fund that we have with John Hancock Independence Diversified Core Equity Fund toward the same goal of above-average return from both income and price gains. That means that we won't react to every twist and turn the market takes, but rather stick to a consistent approach of investing in a diverse range of reasonably priced stocks with strong earnings potential. We believe it's the best way to achieve solid results over the long term, through any market environment. Using a team of analysts, we apply the tools of human analysis and computer valuation models to produce what we think are the best candidates for the Fund's portfolio -- "cheap" stocks with improving fundamentals. We spread the risk by diversifying among a broad range of stocks -- growth companies, value companies, large ones and small ones.

        During the Fund's initial months, bank and technology stocks were among the top performers. Falling interest rates helped the profitability of banks such as Citicorp and Chemical Bank through improving credit spreads -- the difference between what banks pay depositors and charge borrowers. That improvement goes right to the bottom line. Technology stocks such as IBM and Hewlett Packard did well on positive earnings reports.

        Looking ahead, we expect technology and financial stocks to continue their positive trends. We also believe health-care and pharmaceutical companies look attractive. Consolidations among hospital management companies are producing larger, more profitable companies. Drug companies with new products, such as Schering-Plough and Merck, should see sales and earnings increase over time. If the same moderate growth, low interest rate environment continues, we could see more upside for stocks. No matter what, we'll stick to our disciplined investment style.

                              FINANCIAL STATEMENTS

        John Hancock Funds - Independence Diversified Core Equity Fund II


THE STATEMENT OF ASSETS AND LIABILITIES IS THE FUND'S BALANCE SHEET AND SHOWS THE VALUE OF WHAT THE FUND OWNS, IS DUE AND OWES ON AUGUST 31, 1995. YOU'LL ALSO FIND THE NET ASSET VALUE AS OF THAT DATE.


STATEMENT OF ASSETS AND LIABILITIES
August 31, 1995 (Unaudited)
-------------------------------------------------------------------------------
ASSETS:
  Investments at value - Note C:
   Common stocks (cost - $120,880,295)..........................   $125,846,773
   Joint repurchase agreement (cost - $1,825,000)...............      1,825,000
   Corporate savings account....................................            126
                                                                   ------------
                                                                    127,671,899
  Receivable for shares sold....................................         10,318
  Receivable for investments sold...............................        142,163
  Dividends receivable..........................................        381,550
  Foreign tax receivable........................................            912
  Interest receivable...........................................            397
  Receivable from John Hancock Advisers, Inc. - Note B..........         20,894
  Deferred organization expenses - Note A.......................         37,117
                                                                   ------------
                    Total Assets................................    128,265,250
                    -----------------------------------------------------------

LIABILITIES:
  Payable for investments purchased.............................      1,389,677
  Payable to John Hancock Advisers, Inc.
   and affiliates - Note B......................................        165,296
  Accounts payable and accrued expenses.........................         51,285
                                                                   ------------
                    Total Liabilities...........................      1,606,258
                    -----------------------------------------------------------

NET ASSETS:
  Capital paid-in...............................................    121,067,003
  Accumulated net realized gain on investments                          170,971
  Net unrealized appreciation of investments and
   foreign currency transactions................................      4,966,436
  Undistributed net investment income...........................        454,582
                                                                   ------------
                    Net Assets..................................   $126,658,992
                    ===========================================================

NET ASSET VALUE PER SHARE:
  (based on 13,016,994 shares of beneficial interest
  outstanding - unlimited number of shares authorized
  with no par value)............................................   $       9.73
  =============================================================================


THE STATEMENT OF OPERATIONS SUMMARIZES THE FUND'S INVESTMENT INCOME EARNED AND EXPENSES INCURRED IN OPERATING THE FUND. IT ALSO SHOWS NET GAINS (LOSSES) FOR THE PERIOD STATED.

STATEMENT OF OPERATIONS
For the period March 10, 1995 (commencement of operations) to August 31, 1995
(Unaudited)
-------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes of $4,990)........   $    634,224
  Interest......................................................         57,790
                                                                   ------------
                                                                        692,014
                                                                   ------------

  Expenses:
   Investment management fee - Note B...........................        112,950
   Registration and filing fees.................................         22,903
   Custodian fee................................................         17,647
   Transfer agent fee...........................................         11,295
   Organization expense - Note A................................          3,934
   Auditing fee.................................................          3,676
   Printing.....................................................          2,941
   Legal fees...................................................          2,598
   Trustees' fees - Note B......................................          1,275
   Miscellaneous................................................            245
                                                                   ------------
                    Total Expenses..............................        179,464
                    Less expenses reimbursable by
                    John Hancock Advisers, Inc. -
                    Note B......................................  (      20,894)
                    -----------------------------------------------------------
                    Net Expenses................................        158,570
                    -----------------------------------------------------------
                    Net Investment Income.......................        533,444
                    -----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on investments sold.........................        170,971
  Change in net unrealized appreciation/depreciation
   of investments...............................................      4,966,478
  Change in net unrealized appreciation/depreciation
   of foreign currency transactions.............................  (          42)
                                                                   ------------
                    Net Realized and Unrealized Gain
                    on Investments and Foreign
                    Currency Transactions.......................      5,137,407
                    -----------------------------------------------------------
                    Net Increase in Net Assets
                    Resulting from Operations...................   $  5,670,851
                    ===========================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

        John Hancock Funds - Independence Diversified Core Equity Fund II


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                           FOR THE PERIOD
                                                                                                           MARCH 10, 1995
                                                                                                          (COMMENCEMENT OF
                                                                                                           OPERATIONS) TO
                                                                                                          AUGUST 31, 1995
                                                                                                            (UNAUDITED)
                                                                                                          ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income ................................................................................    $    533,444
  Net realized gain on investments sold ................................................................         170,971
  Change in net unrealized appreciation/depreciation of investments and foreign currency transactions...       4,966,436
                                                                                                            ------------
   Net Increase in Net Assets Resulting from Operations ................................................       5,670,851
                                                                                                            ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income ($0.0176 per share) .............................................    (     78,862)
                                                                                                            ------------

FROM FUND SHARE TRANSACTIONS -- NET* ...................................................................     121,067,003
                                                                                                            ------------

NET ASSETS:
  Beginning of period ..................................................................................              --
                                                                                                            ------------
  End of period (including undistributed net investment income of $454,582) ............................    $126,658,992
                                                                                                            ============

* ANALYSIS OF FUND SHARE TRANSACTIONS:

                                                                                           FOR THE PERIOD MARCH 10, 1995
                                                                                            (COMMENCEMENT OF OPERATIONS)
                                                                                                 TO AUGUST 31, 1995
                                                                                                     (UNAUDITED)
                                                                                           -----------------------------
                                                                                             SHARES            AMOUNT
                                                                                           ----------       ------------

Shares sold ...........................................................................    13,458,392       $125,306,351
Shares issued to shareholders in reinvestment of distributions.........................         8,426             78,862
                                                                                           ----------       ------------
                                                                                           13,466,818        125,385,213
Less shares repurchased ...............................................................   (   449,824)     (   4,318,210)
                                                                                           ----------       ------------
Net increase ..........................................................................    13,016,994       $121,067,003
                                                                                           ==========       ============

THE STATEMENT OF CHANGES IN NET ASSETS SHOWS HOW THE VALUE OF THE FUND'S NET ASSETS HAS CHANGED SINCE THE COMMENCEMENT OF OPERATIONS. THE DIFFERENCE REFLECTS EARNINGS LESS EXPENSES, ANY INVESTMENT AND FOREIGN CURRENCY GAINS AND LOSSES, DISTRIBUTIONS PAID TO SHAREHOLDERS AND ANY INCREASE OR DECREASE IN MONEY THAT SHAREHOLDERS HAVE INVESTED IN THE FUND. THE FOOTNOTE ILLUSTRATES THE NUMBER OF FUND SHARES SOLD, REINVESTED AND REDEEMED DURING THE PERIOD, ALONG WITH THE CORRESPONDING DOLLAR VALUE.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

        John Hancock Funds - Independence Diversified Core Equity Fund II


FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period investment return, key ratios and supplemental data.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                  FOR THE PERIOD MARCH 10, 1995
                                                                                                   (COMMENCEMENT OF OPERATIONS)
                                                                                                       TO AUGUST 31, 1995
                                                                                                           (UNAUDITED)
                                                                                                  -----------------------------
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period.........................................................             $    8.50(b)
                                                                                                            ---------
  Net Investment Income........................................................................                  0.10(c)
  Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions............                  1.15
                                                                                                            ---------
   Total from Investment Operations............................................................                  1.25
                                                                                                            ---------

  Less Distributions:
   Dividends from Net Investment Income........................................................            (     0.02)
                                                                                                            ---------
  Net Asset Value, End of Period...............................................................             $    9.73
                                                                                                            =========
  Total Investment Return at Net Asset Value...................................................                 14.69%(d)
  Total Adjusted Investment Return at Net Assets Value (a).....................................                 14.65%(d)

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's omitted)....................................................             $ 126,659
  Ratio of Expenses to Average Net Assets......................................................                  0.70%*
  Ratio of Adjusted Expenses to Average Net Assets (a).........................................                  0.79%*
  Ratio of Net Investment Income to Average Net Assets.........................................                  2.35%*
  Ratio of Adjusted Net Investment Income to Average Net Assets (a)............................                  2.26%*
  Portfolio Turnover Rate......................................................................                     4%

  * On an annualized basis.
(a) On an unreimbursed basis.
(b) Initial price to commence operations.
(c) On average month end shares outstanding.
(d) Not annualized.


THE FINANCIAL HIGHLIGHTS SUMMARIZES THE IMPACT OF THE FOLLOWING FACTORS ON A SINGLE SHARE FOR THE PERIOD INDICATED: NET INVESTMENT INCOME, GAINS (LOSSES), DIVIDENDS AND TOTAL INVESTMENT RETURN OF THE FUND. IT SHOWS HOW THE FUND'S NET ASSET VALUE FOR A SHARE HAS CHANGED SINCE THE COMMENCEMENT OF OPERATIONS. ADDITIONALLY, IMPORTANT RELATIONSHIPS BETWEEN SOME ITEMS PRESENTED IN THE FINANCIAL STATEMENTS ARE EXPRESSED IN RATIO FORM.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

        John Hancock Funds - Independence Diversified Core Equity Fund II


THE SCHEDULE OF INVESTMENTS IS A COMPLETE LIST OF ALL SECURITIES OWNED BY THE INDEPENDENCE DIVERSIFIED CORE EQUITY FUND II ON AUGUST 31, 1995. IT'S DIVIDED INTO TWO MAIN CATEGORIES:COMMON STOCKS AND SHORT-TERM INVESTMENTS. COMMON STOCKS ARE FURTHER BROKEN DOWN BY INDUSTRY GROUP. UNDER EACH INDUSTRY GROUP IS A LIST OF THE SECURITIES OWNED BY THE FUND. SHORT-TERM INVESTMENTS, WHICH REPRESENT THE FUND'S "CASH" POSITION, ARE LISTED LAST.

SCHEDULE OF INVESTMENTS
August 31, 1995 (Unaudited)
-------------------------------------------------------------------------------
                                                                       MARKET
ISSUER, DESCRIPTION                             NUMBER OF SHARES       VALUE
-------------------                             ----------------       ------
COMMON STOCKS
AEROSPACE (2.04%)
  Lockheed Martin Corp. ..................             28,500       $  1,734,938
  Raytheon Co. ...........................             10,500            849,188
                                                                    ------------
                                                                       2,584,126
                                                                    ------------
AUTOMOBILE/TRUCK (1.43%)
  Chrysler Corp. .........................                200             10,775
  Dana Corp. .............................             26,500            791,687
  Eaton Corp. ............................             18,700          1,012,137
                                                                    ------------
                                                                       1,814,599
                                                                    ------------
BANKS (5.76%)
  Barnett Banks, Inc. ....................              8,700            496,988
  Chemical Banking Corp. .................             20,000          1,165,000
  Citicorp ...............................             30,700          2,037,713
  First Interstate Bancorp ...............             10,500          1,002,750
  First Union Corp. ......................              9,000            451,125
  Fleet Financial Group, Inc. ............             11,500            425,500
  NationsBank Corp. ......................             27,900          1,712,363
                                                                    ------------
                                                                       7,291,439
                                                                    ------------
BEVERAGES (2.60%)
  Anheuser-Busch Cos., Inc. ..............              6,000            342,750
  Coca-Cola Co. (The) ....................             15,400            989,450
  PepsiCo, Inc. ..........................             43,400          1,963,850
                                                                    ------------
                                                                       3,296,050
                                                                    ------------
BIOMEDICS/GENETICS (0.67%)
  Amgen, Inc.** ..........................             17,600            842,600
                                                                    ------------
BROADCASTING (1.04%)
  Walt Disney Co., (The) .................             23,400          1,313,325
                                                                    ------------
BUILDING PRODUCTS (1.99%)
  Home Depot, Inc. (The) .................             27,000          1,076,625
  Weyerhaeuser Co. .......................             31,400          1,444,400
                                                                    ------------
                                                                       2,521,025
                                                                    ------------
CHEMICALS (4.38%)
  Eastman Chemical Co. ...................             13,700            885,362
  Hercules, Inc. .........................             36,800          2,047,000
  Monsanto Co. ...........................              4,500            426,938
  Morton International, Inc. .............             34,300          1,114,750
  PPG Industries, Inc. ...................             25,000          1,068,750
                                                                    ------------
                                                                       5,542,800
                                                                    ------------
COMPUTERS (3.77%)
  Abode Systems, Inc. ........................           4000            204,000
  Ceridian Corp. ** ..........................         10,200            446,250
  International Business Machines Corp. ......         32,600          3,370,025
  Komag, Inc.** ..............................          3,000            186,750
  Microsoft Corp. ............................          2,300            212,750
  Novell, Inc.** .............................         20,000            360,000
                                                                    ------------
                                                                       4,779,775
                                                                    ------------
COSMETICS & TOILETRIES (0.27%)
  Avon Products, Inc. ........................          4,900            346,063
                                                                    ------------
DIVERSIFIED OPERATIONS (9.30%)
  Dial Corp. .................................         45,200          1,084,800
  DuPont (E.I.) De Nemours & Co. .............         47,400          3,098,775
  General Electric Co. .......................         77,200          4,545,150
  Tenneco Inc. ...............................         35,900          1,741,150
  Textron Inc. ...............................          9,500            650,750
  Whitman Corp. ..............................         32,800            660,100
                                                                    ------------
                                                                      11,780,725
                                                                    ------------
DRUGS (4.05%)
  Bristol-Myers Squibb Co. ...................         40,500          2,779,312
  Merck & Co., Inc. ..........................         29,100          1,451,362
  Schering-Plough Corp. ......................         15,700            732,012
  Warner-Lambert Co. .........................          1,800            162,675
                                                                    ------------
                                                                       5,125,361
                                                                    ------------
ELECTRONICS (6.99%)
  Amp, Inc. ..................................         20,000            812,500
  Hewlett-Packard Co. ........................         12,700          1,016,000
  Intel Corp. ................................         41,500          2,547,062

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

        John Hancock Funds - Independence Diversified Core Equity Fund II

                                                                        MARKET
ISSUER, DESCRIPTION                             NUMBER OF SHARES        VALUE
-------------------                             ----------------        ------
ELECTRONICS (CONTINUED)
  Lam Research Corp.** .......................         12,600       $    759,150
  Mentor Graphics Corp. ......................         10,300            198,275
  Parker-Hannifin Corp. ......................         53,650          2,125,881
  Tektronix, Inc. ............................          4,000            182,500
  Teradyne, Inc.** ...........................         19,200            727,200
  Texas Instruments, Inc. ....................          6,400            479,200
                                                                    ------------
                                                                       8,847,768
                                                                    ------------
FINANCE (3.66%)
  American Express Co. .......................         70,400          2,842,400
  Dean Witter Discover & Co. .................         32,300          1,647,300
  Equifax, Inc. ..............................          3,900            151,612
                                                                    ------------
                                                                       4,641,312
                                                                    ------------
FOODS (2.61%)
  Archer Daniels Midland Co. .................         37,905            630,170
  CPC International, Inc. ....................         10,000            628,750
  Sara Lee Corp. .............................         35,300            979,575
  Unilever N.V. American Depository

   Receipt ("ADR") ...........................          8,600          1,063,175
                                                                    ------------
                                                                       3,301,670
                                                                    ------------
HEALTHCARE (0.96%)
  Columbia/HCA Healthcare Corp. ..............         19,200            902,400
  Health Management Associates, Inc. .........

   (Class A)** ...............................          9,400            314,900
                                                                    ------------
                                                                       1,217,300
                                                                    ------------
INSURANCE (5.76%)
  Aetna Life & Casualty Co. ..................         10,700            730,275
  Allstate Corp. .............................         70,611          2,391,934
  Cigna Corp. ................................         12,200          1,180,350
  Lincoln National Corp. .....................         35,000          1,505,000
  Marsh & McLennan Cos., Inc. ................         14,800          1,219,150
  St. Paul Cos., Inc. ........................          5,000            271,250
                                                                    ------------
                                                                       7,297,959
                                                                    ------------
MACHINERY (0.67%)
  Millipore Corp. ............................         24,200            843,975
                                                                    ------------
MEDICAL/DENTAL (4.31%)
  Baxter International, Inc. .................         41,600          1,622,400
  Johnson & Johnson ..........................         30,900          2,132,100
  Medtronic Inc. .............................          9,300            877,688
  Pfizer, Inc. ...............................         16,800            829,500
                                                                    ------------
                                                                       5,461,688
                                                                    ------------
METALS (1.44%)
  Phelps Dodge Corp. .........................         28,700          1,818,862
                                                                    ------------
OFFICE EQUIPMENT & SUPPLIES (1.33%)
  Xerox Corp. ................................         14,000          1,690,500
                                                                    ------------
OIL & GAS (8.94%)
  Amoco Corp. ............................             28,600          1,823,250
  Anadarko Petroleum Corp. ...............             17,500            835,625
  Chevron Corp. ..........................             15,200            735,300
  Exxon Corp. ............................             16,300          1,120,625
  Halliburton Co. ........................             18,000            762,750
  Imperial Oil Ltd. ......................             24,500            878,938
  Mobil Corp. ............................             23,000          2,190,750
  Panhandle Eastern Corp. ................             27,200            680,000
  Phillips Petroleum Co. .................             69,800          2,294,675
                                                                    ------------
                                                                      11,321,913
                                                                    ------------
PAPER (3.05%)
  Georgia Pacific Corp. ..................              6,300            567,000
  International Paper Co. ................              5,800            474,875
  Kimberly-Clark Corp. ...................              2,500            159,688
  Mead Corp. .............................             26,200          1,608,025
  Willamette Industries, Inc. ............             15,400          1,058,750
                                                                    ------------
                                                                       3,868,338
                                                                    ------------
PHOTO EQUIPMENT (1.20%)
  Eastman Kodak Co. ......................             26,300          1,515,538
                                                                    ------------
RETAIL (3.29%)
  Albertson's Inc. .......................             34,100          1,086,938
  Federated Department Stores, Inc. ** ...             31,000            837,000
  Price/Costco Inc.** ....................             47,100            794,812
  Toys "R" Us, Inc.** ....................              8,400            218,400
  Wal-Mart Stores, Inc. ..................             50,200          1,236,175
                                                                    ------------
                                                                       4,173,325
                                                                    ------------
RUBBER (0.75%)
  Goodyear Tire & Rubber Co. .............             23,800            952,000
                                                                    ------------
SOAP & CLEANING PREPARATIONS (1.30%)
  Proctor & Gamble Co. (The) .............             23,700          1,644,187
                                                                    ------------
STEEL (0.42%)
  British Steel, PLC, (ADR) ..............             18,900            529,200
                                                                    ------------
TELECOMMUNICATIONS (6.44%)
  AT & T Corp. ...........................             63,800          3,604,700
  GTE Corp. ..............................             66,600          2,439,225
  SBC Communications, Inc. ...............             23,400          1,184,625
  Sprint Corp. ...........................             26,000            923,000
                                                                    ------------
                                                                       8,151,550
                                                                    ------------
TOBACCO (2.92%)
  Philip Morris Cos., Inc. ...............             37,000          2,761,125
  UST, Inc. ..............................             34,700            945,575
                                                                    ------------
                                                                       3,706,700
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

        John Hancock Funds - Independence Diversified Core Equity Fund II

                                                                       MARKET
ISSUER, DESCRIPTION                             NUMBER OF SHARES       VALUE
-------------------                             ----------------       ------
TRANSPORTATION (1.06%)
  Conrail, Inc. ..........................              4,100       $    275,725
  Delta Air Lines, Inc. ..................              2,100            156,187
  Ryder System, Inc. .....................             10,900            264,325
  UAL Corp. ..............................              4,100            645,750
                                                                    ------------
                                                                       1,341,987
                                                                    ------------
UTILITIES (4.96%)
  Ameritech Corp. ........................             21,500          1,101,875
  Browning-Ferris Industries, Inc. .......             12,000            403,500
  Pacific Gas & Electric Co. .............             94,700          2,722,625
  Peco Energy Co. ........................             11,800            314,175
  Unicom Corp. ...........................             61,900          1,740,938
                                                                    ------------
                                                                       6,283,113
                                                                    ------------
               TOTAL COMMON STOCKS
                (Cost $120,880,295)                   (99.36%)       125,846,773
                                                       ------       ------------


                                        INTEREST         PAR VALUE           MARKET
ISSUER, DESCRIPTION                       RATE        (000'S OMITTED)        VALUE
-------------------                     --------      ---------------        ------
SHORT-TERM INVESTMENTS
JOINT REPURCHASE AGREEMENT (1.44%)
  Investment in a joint repurchase
   agreement transaction with U.B.S.
   Securities Inc., Dated 08-31-95,
   due 09-01-95 (secured by U.S.
   Treasury Bill, 5.54% due 05-30-96,
   by U.S. Treasury Bonds, 12.50%
   thru 14.00% due 11-15-10 thru
   08-15-14, and by U.S. Treasury
   Notes, 4.375% thru 7.25%
   due 08-15-96 thru 12-31-98) -
   Note A..................               5.80%            1,825          $  1,825,000
                                                                          ------------


CORPORATE SAVINGS ACCOUNT (0.00%)
  Investors Bank & Trust Company
   Daily Interest Savings Account
   Current Rate 3.00%......                                                        126
                                                                          ------------

      TOTAL SHORT-TERM INVESTMENTS                       (  1.44%)           1,825,126
                                                          ------          ------------
                 TOTAL INVESTMENTS                       (100.80%)        $127,671,899
                                                          ======          ============

** Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

        John Hancock Funds - Independence Diversified Core Equity Fund II


(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock Independence Diversified Core Equity Fund II (the "Fund"), a separate portfolio of the John Hancock Institutional Series Trust (the "Trust"), is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust, organized as a Massachusetts business trust in 1994, consists of eleven series portfolios: the Fund, John Hancock Multi-Sector Growth Fund, John Hancock Active Bond Fund, John Hancock Dividend Performers Fund, John Hancock Fundamental Value Fund, John Hancock Global Bond Fund, John Hancock International Equity Fund, John Hancock Independence Balanced Fund, John Hancock Independence Growth Fund, John Hancock Independence Medium Capitalization Fund and John Hancock Independence Value Fund. Prior to September 12, 1995, John Hancock Multi- Sector Growth Fund was known as John Hancock Berkeley Sector Opportunity Fund, John Hancock Active Bond Fund was known as John Hancock Berkeley Bond Fund, John Hancock Dividend Performers Fund was known as John Hancock Berkeley Dividend Performers Fund, John Hancock Fundamental Value Fund was known as John Hancock Berkeley Fundamental Value Fund, John Hancock Global Bond Fund was known as John Hancock Berkeley Global Bond Fund and John Hancock International Equity Fund was known as John Hancock Berkeley Overseas Growth Fund. Each Fund currently has one class of shares with equal rights as to voting, redemption, dividends and liquidation within its respective Fund. The Trustees may authorize the creation of additional portfolios from time to time to satisfy various investment objectives.

        Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund intends to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

        The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Fund.

ORGANIZATION EXPENSE Expenses incurred in connection with the organization of the Fund have been capitalized and are being charged to

                          NOTES TO FINANCIAL STATEMENTS

        John Hancock Funds - Independence Diversified Core Equity Fund II


the Fund's operations ratably over a five-year period that began with the commencement of investment operations of the Fund.


NOTE B --
MANAGEMENT FEE, AND
TRANSACTIONS WITH AFFILIATES AND OTHERS

The Adviser is responsible for managing the Fund's investment business affairs and overseeing the investment activities of the sub- adviser. The Adviser has a sub-investment management contract with Independence Investment Associates, Inc. (the "Sub-Adviser"), under which the Sub-Adviser, subject to the review of the Trustees and the over-all supervision of the Adviser, provides the Fund with investment services and advice with respect to investment transactions. Under the present investment management contract, the Fund pays a monthly management fee to the Adviser, equivalent on an annual basis, of 0.50% of the Fund's average daily net asset value. The Adviser pays the Sub-Adviser a monthly management fee, equivalent on an annual basis, of 80% of the advisory fee payable on the Fund's average daily net assets. The Fund is not responsible for payment of the Sub-Adviser's fee.

        In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess, and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net assets.

        The Adviser has agreed to limit Fund expenses further to the extent required to prevent expenses from exceeding 0.70% of the Fund's average daily net asset value. Accordingly, the reduction in the Adviser's fee amounted to $20,894 for the period ended August 31, 1995. The Adviser reserves the right to terminate this limitation in the future.

        The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended August 31, 1995, all sales of shares of beneficial interest were sold at net asset value. The Fund pays all expenses of printing prospectuses and other sales literature, all fees and expenses in connection with qualification as a dealer in various states, and all other expenses in connection with the sale and offering for sale of the shares of the Fund which have not been herein specifically allocated to the Trust.

        The Fund has a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. The Fund pays Investor Services a monthly transfer agent fee equivalent, on an annual basis, to 0.05% of the Fund's average daily net asset value, plus certain out-of-pocket expenses.

        Messrs. Edward J. Boudreau, Jr., Richard S. Scipione and Thomas W.L. Cameron are directors and/or officers of the Adviser, and/or its affiliates as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund.


NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended August 31, 1995, aggregated $123,456,995 and $2,747,671, respectively. There were no purchases or sales of the U.S. government and its agencies during the period ended August 31, 1995.

        The cost of investments owned at August 31, 1995 (including the joint repurchase agreement) for Federal income tax purposes was $122,705,295. Gross unrealized appreciation and depreciation of investments aggregated $6,251,160 and $1,284,682, respectively, resulting in net unrealized appreciation of $4,966,478.

                                      NOTES

        John Hancock Funds - Independence Diversified Core Equity Fund II

                                      NOTES

        John Hancock Funds - Independence Diversified Core Equity Fund II

                                      NOTES

        John Hancock Funds - Independence Diversified Core Equity Fund II

[LOGO] JOHN HANCOCK FUNDS                                          Bulk Rate
A GLOBAL INVESTMENT MANAGEMENT FIRM                              U.S. Postage
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--------------------------------------------------------------------------------
This report is for the information of shareholders of the John Hancock Independence Diversified Core Equity Fund II. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.


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Paper."]


                                                                  JHD 42SSA 8/95